RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Loan Balances with Related Parties
2021	2020	Currency	Rate	Terms
$	$
1,560,394	3,839,459	USD	12%-18%	Unsecured, due on demand
-	18,546	Colombian Pesos	0%	Unsecured, due on demand
-	12,743	Argentine Pesos	18%	Unsecured, due on demand
1,560,394	3,870,748

Schedule of Remuneration of Key Management
	2021	2020
	$	$
Consulting fees paid to the CEO	267,392	468,300
Consulting fees paid to the COO	207,165	320,300
Consulting fees paid to the CFO	17,000	336,300
	491,557	1,124,900

Schedule of fair value of obligation to issue share purchase warrants was calculated using Black-Scholes model and weighted average assumptions

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	5 years
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%